Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts [Member]
Balance at the beginning of the period	$ 538	$ 373
Additions	85	200
Deductions	(176)	(35)
Balance at the end of the period	447	538
Deferred tax asset valuation allowance [Member]
Balance at the beginning of the period	37,280	33,097
Additions	17,041	4,802
Deductions	(808)	(619)
Balance at the end of the period	$ 53,513	$ 37,280